Shareholders’ Equity - Schedule of Share Options Outstanding and Exercisable (Details)	Dec. 31, 2025 $ / shares shares
Schedule of Share Options Outstanding and Exercisable [Abstract]
Number of share option, Share options outstanding balance | shares	164
Weighted average exercise price, Share options outstanding balance | $ / shares	$ 1,508
Number of share option, Share options exercisable at year end | shares	164
Weighted average exercise price, Share options exercisable at year end | $ / shares	$ 1,508